Note 6 - Available-for-sale Equity Securities (Details) - USD ($)	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Details
Available for sale securities owned	2,272,800	3,000,000
Available-for-sale Securities, Gross Unrealized Gain (Loss)	$ 23,826